UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total vessel revenues	$ 12,913,332	$ 9,596,953
EXPENSES:
Voyage expenses (including $289,644 and $397,959 to related party for the six months ended June 30, 2025 and 2026, respectively)	(1,081,589)	(626,994)
Vessel operating expenses	(4,716,588)	(4,548,328)
Management fees to related party	(819,900)	(919,989)
Depreciation and amortization	(2,892,182)	(2,306,700)
General and administrative expenses (including $1,648,570 and $1,691,764 to related party for the six months ended June 30, 2025 and 2026, respectively)	(5,961,232)	(3,955,945)
Total expenses	(15,471,491)	(12,357,956)
Operating loss	(2,558,159)	(2,761,003)
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(498,432)	(79,144)
Interest income	1,415,205	1,296,262
Interest income from related party	0	1,771,836
Dividend income from related parties	2,750,000	2,620,833
Foreign exchange gains/(losses)	(18,519)	35,744
Dividend income on equity securities	0	4,623
Gain/(Loss) on equity securities	(2,774)	22,163
Total other income, net	3,645,480	5,672,317
Net income and comprehensive income from continuing operations	1,087,321	2,911,314
Net income/(loss) and comprehensive income/(loss) from discontinued operations	(2,479)	100,766
Net income	1,084,842	3,012,080
Comprehensive income	1,084,842	3,012,080
Dividend on Series A Preferred Shares	(700,000)	(703,889)
Deemed dividend on Series A Preferred Shares	(1,628,891)	(1,557,952)
Net income/(loss) attributable to common shareholders	$ (1,244,049)	$ 750,239
Earnings/(loss) per common share, basic, continuing operations (in dollars per share)	$ (0.16)	$ 0.034
Earnings/(loss) per common share, diluted, continuing Operations (in dollars per share)	(0.16)	0.033
Earnings/(loss) per common share, basic, discontinued operations (in dollars per share)	(0.0001)	0.006
Earnings/(loss) per common share, diluted, discontinued operations (in dollars per share)	(0.0001)	0.001
Earnings/(loss) per common share, basic, total (in dollars per share)	(0.16)	0.04
Earnings/(loss) per common share, diluted, total (in dollars per share)	$ (0.16)	$ 0.034
Weighted average number of common shares, basic (in shares)	25,873,243	17,698,383
Weighted average number of common shares, diluted (in shares)	25,873,243	88,983,383
Time Charter [Member]
REVENUES:
Vessel revenues	$ 12,913,332	$ 7,528,174
Pool [Member]
REVENUES:
Vessel revenues	$ 0	$ 2,068,779